STOCK WARRANTS (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)	275,000
Warrants Exercise Price (in dollars per share)	$ 1.00
Warrant Expiration Maximum Period	5 years
Warrants Issued During Period To Purchase Common Stock	30,750
January 2012 Financing [Member]
Warrants Issued During Period To Purchase Common Stock	4,302,950
March 2012 Financing [Member]
Warrants Issued During Period To Purchase Common Stock	2,314,815
Financing Arrangements [Member]
Warrants Exercise Price (in dollars per share)	$ 1.25
Warrant Expiration Maximum Period	5 years
December 2012 Financing [Member] | Class A Warants [Member]
Warrants Exercise Price (in dollars per share)	$ 0.6
Warrant Expiration Maximum Period	5 years
Warrants Issued During Period To Purchase Common Stock	8,904,167
December 2012 Financing [Member] | Class B Warants [Member]
Warrants Exercise Price (in dollars per share)	$ 0.4
Warrant Expiration Maximum Period	1 year
Warrants Issued During Period To Purchase Common Stock	8,904,167
Placement Agents [Member]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)	30,750
Warrants Exercise Price (in dollars per share)	$ 1.00
Warrant Expiration Maximum Period	7 years
Placement Agents [Member] | January 2012 Financing [Member]
Warrants Issued During Period To Purchase Common Stock	235,295
Placement Agents [Member] | March 2012 Financing [Member]
Warrants Issued During Period To Purchase Common Stock	231,482
Placement Agents [Member] | Financing Arrangements [Member]
Warrants Issued During Period To Purchase Common Stock	466,777